Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	001-40202
Entity Registrant Name	Red Cat Holdings, Inc.
Entity Central Index Key	0000748268
Entity Tax Identification Number	88-0490034
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2800 S West Temple
Entity Address, Address Line Two	Suite 5
Entity Address, City or Town	South Salt Lake
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84115
City Area Code	(800)
Local Phone Number	466-9152
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001
Trading Symbol	RCAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false